1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 61.5%
Communication Services ― 2.4%
Netflix Inc.	7,553	$2,836,152	*
Walt Disney Co/The	22,522	2,175,625
Total Communication Services		5,011,777

Consumer Discretionary ― 6.5%
Amazon.com Inc.	3,076	5,997,339	*
BorgWarner Inc.	57,240	1,394,939
Home Depot Inc/The	18,633	3,478,967
TJX Cos Inc.	58,778	2,810,176
Total Consumer Discretionary		13,681,421

Consumer Staples ― 6.2%
Costco Wholesale Corp.	15,601	4,448,313
CVS Health Corp.	39,958	2,370,708
Darling Ingredients Inc.	14,282	273,786	*
Estee Lauder Cos. Inc., Class A Shares	15,533	2,475,029
PepsiCo Inc.	28,481	3,420,568
Total Consumer Staples		12,988,404

Financials ― 7.5%
Bank of America Corp.	145,811	3,095,567
Boston Properties LP	14,615	1,347,941
Charles Schwab Corp/The	78,554	2,640,985
CME Group Inc.	18,128	3,134,513
Prologis Inc.	30,213	2,428,219
Truist Financial Corp.	98,755	3,045,604
Total Financials		15,692,829

Health Care ― 7.9%
Boston Scientific Corp.	104,372	3,405,658	*
Chubb Limited	20,655	2,306,957
Teleflex Inc.	12,085	3,539,213
Thermo Fisher Scientific Inc.	13,924	3,948,846
UnitedHealth Group Inc.	13,294	3,315,258
Total Health Care		16,515,932

Industrials ― 8.5%
Cintas Corp.	12,635	2,188,635
Danaher Corp.	29,288	4,053,752
Eaton Corp. PLC	36,256	2,816,729
Illinois Tool Works Inc.	15,930	2,263,971
Union Pacific Corp.	17,249	2,432,799
Verisk Analytics Inc., Class A	10,987	1,531,368
Xylem Inc/NY	40,101	2,611,778
Total Industrials		17,899,032

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 20.7%
Adobe Systems Inc.			9,558	$3,041,738	*
Alphabet Inc., Class A Shares			4,395	5,106,770	*
Analog Devices Inc.			16,260	1,457,709
Apple Inc.			25,708	6,537,287
Broadcom Inc.			6,592	1,562,963
Facebook Inc., Class A			17,688	2,950,359	*
Intuit Inc.			10,437	2,400,510
Microsoft Corp.			50,868	8,022,392
NVIDIA Corp.			8,789	2,316,780
PayPal Holdings Inc.			32,191	3,081,967	*
Salesforce.com Inc.			20,105	2,894,718	*
SolarEdge Technologies Inc			5,713	467,781	*
Visa Inc., Class A Shares			23,621	3,805,815
Total Information Technology				43,646,789

Utilities ― 1.8%
American Water Works Co. Inc.			31,971	3,822,453
Total Utilities				3,822,453

Total Common Stocks (Cost ― $96,575,555)				129,258,637

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.1%
Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/2021	$279,466	278,953
Total Asset Backed Securities (Cost ― $278,918)				278,953

Collateralized Mortgage Obligations ― 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	28,611	29,075
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	47,985	53,543
Total Collateralized Mortgage Obligations (Cost ― $78,300)				82,618

Commercial Paper ― 0.5%
Toyota Motor Credit Corp.	2.075%	4/17/2020	1,000,000	999,483
Total Commercial Paper (Cost ― $999,111)				999,483

Corporate Bonds ― 18.2%
Consumer Discretionary ― 0.8%
Cintas Corp No 2	2.900%	4/1/2022	325,000	325,316
Comcast Corp.	3.375%	2/15/2025	210,000	224,085
Comcast Corp.	5.650%	6/15/2035	600,000	805,920
Starbucks Corp.	2.450%	6/15/2026	250,000	249,452
Total Consumer Discretionary				1,604,773

Consumer Staples ― 1.0%
CVS Health Corp.	3.875%	7/20/2025	260,000	273,633
CVS Health Corp.	4.780%	3/25/2038	345,000	382,869
PepsiCo Inc.	3.100%	7/17/2022	390,000	406,196
PepsiCo Inc.	3.500%	3/19/2040	575,000	644,640
Procter & Gamble Co/The	2.450%	3/25/2025	350,000	368,017
Total Consumer Staples				2,075,355

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 8.3%
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	$410,000	$415,054	(b)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/2026	550,000	577,314	(b)
Bank of America Corp.	4.183%	11/25/2027	525,000	543,773
Bank of Montreal	3.100%	7/13/2020	1,500,000	1,503,931
BlackRock Inc.	4.250%	5/24/2021	400,000	409,455
BlackRock Inc.	3.250%	4/30/2029	455,000	477,886
BlackRock Inc.	2.400%	4/30/2030	710,000	710,223
Boston Properties LP	4.500%	12/1/2028	535,000	589,038
Citigroup Inc.	5.500%	9/13/2025	325,000	356,477
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,017,491
Goldman Sachs Group Inc.	3.500%	11/16/2026	1,830,000	1,860,845
Host Hotels & Resorts LP	3.375%	12/15/2029	1,300,000	1,097,675
HSBC Holdings PLC	4.000%	3/30/2022	635,000	650,102
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	528,400
MetLife Inc.	4.550%	3/23/2030	660,000	729,218
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	1,001,333
Prologis Inc.	2.250%	4/15/2030	870,000	798,152
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,479,450
Simon Property Group LP	3.375%	12/1/2027	510,000	490,033
State Street Corp.	3.700%	11/20/2023	370,000	373,648
State Street Corp.	3.550%	8/18/2025	360,000	373,574
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/2034	520,000	503,304	(b)
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	317,847
Toronto-Dominion Bank	1.850%	9/11/2020	575,000	574,306
Total Financials				17,378,529

Health Care ― 3.2%
AbbVie Inc.	4.250%	11/14/2028	600,000	638,768
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,248,607
Anthem Inc.	2.875%	9/15/2029	530,000	518,263
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	406,470	(c)
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	802,053	(c)
Express Scripts Holding Co.	3.050%	11/30/2022	600,000	609,254
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	405,687
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	397,656
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	558,118
Welltower Inc.	2.700%	2/15/2027	1,200,000	1,142,935
Total Health Care				6,727,811

Information Technology ― 1.8%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	863,058
Apple Inc.	2.850%	2/23/2023	575,000	600,714
Mastercard Inc.	3.300%	3/26/2027	350,000	381,918
Microsoft Corp.	4.200%	11/3/2035	565,000	706,064
QUALCOMM Inc.	2.250%	5/20/2020	415,000	414,957
QUALCOMM Inc. (3M US LIBOR + 0.73%)	2.500%	1/30/2023	340,000	324,134	(a)
QUALCOMM Inc.	3.450%	5/20/2025	500,000	524,871
Total Information Technology				3,815,716

Materials ― 0.2%
Nutrien Ltd.	4.200%	4/1/2029	425,000	444,413
Total Materials				444,413

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Telecommunication Services ― 1.2%
AT&T Inc.	4.450%	4/1/2024	$425,000	$453,310
AT&T Inc.	4.350%	3/1/2029	465,000	502,779
Verizon Communications Inc.	4.329%	9/21/2028	327,000	372,706
Verizon Communications Inc.	3.875%	2/8/2029	410,000	454,430
Verizon Communications Inc.	4.500%	8/10/2033	350,000	413,403
Verizon Communications Inc.	5.250%	3/16/2037	335,000	426,762
Total Telecommunication Services				2,623,390

Utilities ― 1.7%
Avangrid Inc.	3.800%	6/1/2029	650,000	666,138
DTE Electric Co.	4.050%	5/15/2048	380,000	428,717
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	984,478
Georgia Power Co.	3.250%	4/1/2026	345,000	358,009
MidAmerican Energy Co.	3.650%	4/15/2029	475,000	510,754
Public Service Co of Colorado	3.200%	3/1/2050	520,000	527,879
Total Utilities				3,475,975

Total Corporate Bonds (Cost ― $36,982,924)				38,145,962

Foreign Government Agency Issues ― 0.9%
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	1,050,551
International Finance Corp.	2.000%	10/24/2022	785,000	814,814
Total Foreign Government Agency Issues (Cost ― $1,708,956)				1,865,365

Mortgage Backed Securities ― 0.3%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/2020	4,056	4,267
Gold Pool G12379	4.500%	6/1/2021	3,155	3,294
Gold Pool J04311	6.000%	2/1/2022	8,318	8,548
Gold Pool C91417	3.500%	1/1/2032	102,163	109,996
Gold Pool A35826	5.000%	7/1/2035	26,739	28,878
Gold Pool G08112	6.000%	2/1/2036	70,764	81,633
Gold Pool G02564	6.500%	1/1/2037	35,131	41,307
Gold Pool G08179	5.500%	2/1/2037	26,533	30,153
Gold Pool A65694	6.000%	9/1/2037	30,448	34,443
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	11	13
Pool 808156	4.500%	2/1/2035	8,873	9,562
Pool 891596	5.500%	6/1/2036	941	1,065
Pool 190375	5.500%	11/1/2036	4,374	4,965
Pool 916386	6.000%	5/1/2037	30,108	34,682
Pool 946594	6.000%	9/1/2037	25,830	29,715
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	121,989	136,170
Gold Pool 003922M	7.000%	11/20/2036	17,772	21,351
Total Mortgage Backed Securities (Cost ― $516,129)				580,042

U.S. Government & Agency Obligations ― 13.6%
Federal Home Loan Banks (FHLB) (US SOFR + 0.11)	0.115%	10/1/2020	1,000,000	1,000,178	(a)
Federal Home Loan Banks (FHLB)	3.250%	11/16/2028	1,735,000	2,052,244
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	125,000	193,290
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	171,817

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 13.6% (Continued)
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	$380,000	$588,770
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	524,214
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,411,292
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	460,663
United States Treasury Bill	1.556%	4/7/2020	3,600,000	3,599,966	(d)
United States Treasury Bill	1.570%	4/14/2020	3,500,000	3,499,907	(d)
United States Treasury Bonds	7.875%	2/15/2021	800,000	854,328
United States Treasury Bonds	8.000%	11/15/2021	250,000	281,645
United States Treasury Bonds	7.250%	8/15/2022	780,000	909,843
United States Treasury Bonds	7.625%	11/15/2022	850,000	1,014,272
United States Treasury Bonds	7.125%	2/15/2023	325,000	389,042
United States Treasury Bonds	6.250%	8/15/2023	550,000	660,430
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,464,988
United States Treasury Bonds	7.625%	2/15/2025	390,000	526,134
United States Treasury Bonds	6.875%	8/15/2025	100,000	134,113
United States Treasury Bonds	6.750%	8/15/2026	90,000	125,399
United States Treasury Bonds	6.500%	11/15/2026	135,000	187,850
United States Treasury Bonds	6.125%	11/15/2027	675,000	956,549
United States Treasury Bonds	5.500%	8/15/2028	335,000	469,013
United States Treasury Bonds	3.500%	2/15/2039	573,000	816,547
United States Treasury Bonds	4.375%	11/15/2039	204,000	323,237
United States Treasury Notes	3.500%	5/15/2020	420,000	421,735
United States Treasury Notes	2.625%	8/15/2020	900,000	908,895
United States Treasury Notes	3.000%	10/31/2025	905,000	1,031,771
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,900,605
United States Treasury Notes	3.125%	11/15/2028	1,455,000	1,756,856
Total U.S. Government & Agency Obligations (Cost ― $26,706,469)				28,635,593

Short-Term Investment ― 4.5%
Fidelity Investments Money Market - Government Portfolio - Class I	0.030%		9,444,131	$9,444,131	(e)
Total Short-Term Investment (Cost ― $9,444,131)				9,444,131

Total Investments ― 99.6% (Cost ― $173,290,493)				209,290,784
Other Assets in Excess of Liabilities ― 0.4%				776,969
Total Net Assets ― 100.0%				$210,067,753

Notes:

* Non-income producing security.
(a) Variable rate security. Reference rate and spread are included in the description.
(b) Fixed to floating rate. Effective date of change and formula disclosed.
(c)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933.  The security has been deemed liquid by the advisor. At March 31, 2020, the value of these securities totaled $1,208,523.

(d) Rate disclosed is yield of the position.
(e) The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$129,258,637	$-	$-	$129,258,637
Asset Backed Securities	-	278,953		278,953
Collateralized Mortgage Obligations	-	82,618	-	82,618
Commercial Paper	-	999,483	-	999,483
Corporate Bonds	-	38,145,962	-	38,145,962
Foreign Government Agency Issues	-	1,865,365	-	1,865,365
Mortgage-Backed Securities	-	580,042	-	580,042
U.S. Government & Agency Obligations	-	28,635,593	-	28,635,593
Total long-term investments	$129,258,637	$70,588,016	$-	$199,846,653
Short-term investments	9,444,131	-	-	9,444,131
Total investments	$138,702,768	$70,588,016	$-	$209,290,784

* See Schedule of Investments for additional detailed categorizations.